Related Parties	12 Months Ended
Dec. 31, 2015
Related Parties
15.	Related Parties

Successor

On April 1, 2014, the Company entered into a management services agreement with Resolution. Under this agreement, Resolution and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. Resolution provided $13.9 million and $21.1 million in services to Lincoln Benefit for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC (“Lanis”) pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the year ended December 31, 2015 and the period from April 1, 2014 through December 31, 2014 was approximately $6.7 million and $4.3 million, respectively.

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2015 and December 31, 2014 ($ in thousands):

	December 31, 2015	December 31, 2014
Resolution	$(2,623)	$(4,509)
Lanis	$(1,742)	$(1,564)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

The Company’s stock is pledged as collateral on Resolution’s term loan agreement with a syndicate of lenders (“Term Loan”). The maturity date of the loan is June 15, 2018. The Term Loan was funded on April 1, 2014.

On April 1, 2014, the Company and RLI entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten Business Days of such payment by the Company, RLI shall reimburse the Company in cash in an amount equal to such payment by the Company.

Predecessor

All intercompany balances were settled prior to the Acquisition.

Business operations

Prior to April 1, 2014, the Company used services performed by its affiliates, Allstate Insurance Company (“AIC”), ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $50.1 million and $249.7 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013, respectively. Of these costs, the Company retained investment related expenses on the invested assets that were not transferred under the reinsurance agreements. All other costs were ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

Prior to April 1, 2014, the Company had a service agreement with Allstate Distributors, L.L.C. (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promoted and marketed products sold by the Company. In return for these services, the Company recorded expense of $12 thousand and $71 thousand in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

Prior to April 1, 2014, the Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $2.2 million and $7.7 million in the period from January 1, 2014 through March 31, 2014 and for the year ended December 31, 2013, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

Reinsurance

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013
Premiums and contract charges	$244,797	$962,576
Interest credited to contractholder funds, contract benefits and expenses	336,122	1,505,010

In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re.

Income taxes

Prior to April 1, 2014, the Company was a party to a federal income tax allocation agreement with The Allstate Corporation (see Note 7).

Intercompany loan agreement

Prior to April 1, 2014, the Company had an intercompany loan agreement with The Allstate Corporation.